Joint Operations - Details of Significant Joint Operations (Detail)	12 Months Ended
Dec. 31, 2024
Myanmar A-1/A-3 mine [member]
Disclosure of joint operations [line items]
Category of business	Mine development and gas production
Ownership (%)	51.00%
Location	Myanmar
Offshore Midstream [member]
Disclosure of joint operations [line items]
Category of business	Gas transportation facility
Ownership (%)	51.00%
Location	Myanmar
Mt. Thorley J/V [member]
Disclosure of joint operations [line items]
Category of business	Mine development
Ownership (%)	20.00%
Location	Australia
POSMAC J/V [member]
Disclosure of joint operations [line items]
Category of business	Mine development
Ownership (%)	20.00%
Location	Australia